Loss Per Share - Summary of net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders	¥ (52,535)	$ (7,229)	¥ (9,648)
Denominator:
Weighted average number of shares outstanding	83,289,067	83,289,067	56,441,811
(Loss)/earnings per share - basic | (per share)	¥ (0.63)	$ (0.09)	¥ (0.17)